INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES (Tables)	6 Months Ended
Jun. 30, 2012
INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES [Abstract]
Components of the investments in direct financing and sales-type leases
The following lists the components of the investments in direct financing and sales-type leases as at June 30, 2012, of which Glorycrown and Everbright accounted for $96.4 million:

(in thousands of $)	June 30, 2012	December 31, 2011

Total minimum lease payments to be received	2,084,010	2,181,586
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments	(596,273)	(629,397)
Net minimum lease payments receivable	1,487,737	1,552,189
Estimated residual values of leased property (un-guaranteed)	352,328	352,328
Less: unearned income	(470,000)	(503,921)
	1,370,065	1,400,596
Less: deferred deemed equity contribution	(159,195)	(164,471)
Less: unamortized gains	(15,603)	(16,065)
Total investment in direct financing and sales-type leases	1,195,267	1,220,060

Current portion	59,531	60,160
Long-term portion	1,135,736	1,159,900
	1,195,267	1,220,060